Property, plant and equipment, net (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Leasehold land and buildings	$ 16,532,686	$ 17,105,459
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Leasehold land and buildings	$ 3,645,289	$ 4,118,381